Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 78.2%
Debt Funds - 19.6%
MFS Total Return Bond Series, Class I *	1,224,985	$14,479,318
Equity Funds - 58.6%
LVIP American Century Mid Cap Value Fund, Class II	67,748	1,422,173
LVIP American Century Value Fund, Class II	496,664	6,392,071
MFS Growth Series*	142,453	9,980,263
MFS VIT II - International Intrinsic Value Portfolio, Class I*	174,502	5,606,745
MFS VIT II Blended Research Core Equity Portfolio, Class I*	79,463	4,980,769
MFS VIT Mid Cap Growth Series*	153,651	1,393,617
Putnam VT Large Cap Growth Fund	295,840	4,973,070
Putnam VT Large Cap Value Fund	252,436	8,504,577
Total Equity Funds		43,253,285
Total Variable Insurance Trusts
(Cost - $43,792,500)		57,732,603
Exchange Traded Funds - 17.3%
Debt Funds - 5.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	39,609	2,085,810
iShares Core U.S. Aggregate Bond ETF	20,318	2,057,604
Total Debt Funds		4,143,414
Equity Funds - 11.7%
iShares Core MSCI EAFE ETF	64,257	5,015,259
iShares Core MSCI Emerging Markets ETF	13,117	753,047
iShares Core S&P Small-Cap ETF	24,428	2,857,099
Total Equity Funds		8,625,405
Total Exchange Traded Funds
(Cost - $10,935,671)		12,768,819
Short-Term Investments - 4.6%
Money Market Funds - 4.6%
Dreyfus Government Cash Management, 4.80%(a)	3,282,592	3,282,592
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(a)	92,647	92,647
Total Short-Term Investments (Cost - $3,375,239)		3,375,239
Total Investments - 100.1%
(Cost - $58,103,410)		$73,876,661
Other Assets Less Liabilities - Net (0.1)%		(98,593)
Total Net Assets - 100.0%		$73,778,068

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.